UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature, Place, and Date of Signing:

     PAUL C. GANNON     BOSTON, MA     February 11, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $129,085 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                         FORM 13F

                                                      INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CATALYTICA ENERGY SYS INC      COM              148884109     5876  2600000 SH       SOLE                  2600000
CITIBANK WEST FSB SAN FRAN C   CONT LITIG REC   17306J202      951  1941200 SH       SOLE                  1941200
DIME BANCORP INC NEW           *W EXP 99/99/999 25429Q110     2367 12455418 SH       SOLE                 12455418
GOLD KIST INC                  COM              380614107     1859   136500 SH       SOLE                   136500
HUTTIG BLDG PRODS INC          COM              448451104     1524   145800 SH       SOLE                   145800
NTL INC DEL                    COM              62940M104    14607   200200 SH       SOLE                   200200
OMNOVA SOLUTIONS INC           COM              682129101    36157  6433560 SH       SOLE                  6433560
RADVISION LTD                  ORD              M81869105    47898  3555875 SH       SOLE                  3555875
TELEWEST GLOBAL INC            COM              87956T107     3516   200000 SH       SOLE                   200000
VIAD CORP                      COM NEW          92552R406    14330   503000 SH       SOLE                   503000